Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Regulatory capital information
The following table summarizes regulatory capital information as of December 31, 2012 and 2011 on a consolidated basis and for its wholly-owned subsidiary, as defined.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$122,630	16.47%	$59,548	8.00%	N/A	N/A
Colony Bank	123,463	16.61	59,474	8.00	$74,342	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	113,283	15.22	29,774	4.00	N/A	N/A
Colony Bank	114,128	15.35	29,737	4.00	44,605	6.00

Tier I Capital to Average Assets
Consolidated	113,283	10.22	44,343	4.00	N/A	N/A
Colony Bank	114,128	10.31	44,282	4.00	55,352	5.00

As of December 31, 2011

Total Capital to Risk-Weighted Assets
Consolidated	$118,913	16.50%	$57,658	8.00%	N/A	N/A
Colony Bank	117,243	16.29	57,584	8.00	$71,980	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	109,822	15.24	28,829	4.00	N/A	N/A
Colony Bank	108,163	15.03	28,792	4.00	43,188	6.00

Tier I Capital to Average Assets
Consolidated	109,822	9.51	46,185	4.00	N/A	N/A
Colony Bank	108,163	9.38	46,117	4.00	57,646	5.00